CASH AND CASH EQUIVALENTS (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
CASH AND CASH EQUIVALENTS
Cash and banks	R$ 117,799	R$ 198,369
Short-term investments	3,932,539	4,906,741
Total	R$ 4,050,338	R$ 5,105,110	R$ 5,336,845	R$ 4,692,689